Acquisitions (Details 8) (Acquisition of Kindergartens [Member], CNY)	12 Months Ended
Jun. 30, 2013
Acquisition of Kindergartens [Member]
Cash consideration paid	11,500,000
Other payables as of June 30, 2013	500,000
Fair value of total consideration transferred	12,000,000